CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock shares authorized (in shares)	1,000	1,000
Common stock shares issued (in shares)	1,000	1,000
Common stock shares outstanding (in shares)	1,000	1,000
Athena Technology Solutions Holdings, LLC
Mezzanine equity, par or stated value per unit (in USD per unit)	$ 0	$ 0
Mezzanine equity, shares authorized (in units)	120,000	120,000	0
Mezzanine equity, units issued (in units)	115,342	100,000	0
Mezzanine equity, units outstanding (in units)	115,342	100,000	0
Common unit, par value (in dollars per unit)	$ 0	$ 0	$ 0
Common stock units authorized (in units)	88,532,824	88,532,824	80,745,873
Common stock units issued (in units)	88,432,824	88,532,824	80,745,873
Common stock units outstanding (in unitss)	88,432,824	88,532,824	80,745,873